Offerings	Apr. 30, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	2.500% Notes due 2029
Amount Registered | shares	1,712,250,000
Proposed Maximum Offering Price per Unit	0.99636
Maximum Aggregate Offering Price	$ 1,706,017,410
Fee Rate	0.01531%
Amount of Registration Fee	$ 261,191.27
Offering Note
(1)
The amount registered, maximum aggregate offering price and registration fee have been calculated by converting the amount registered from Euros to U.S. Dollars based upon the Euro to U.S. Dollar exchange rate as of 12:30 PM (New York City time) on April 29, 2025 on the Bloomberg page “BFIX” of €1.00/$1.1415.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	3.000% Notes due 2033
Amount Registered | shares	1,712,250,000
Proposed Maximum Offering Price per Unit	0.99433
Maximum Aggregate Offering Price	$ 1,702,541,542.5
Fee Rate	0.01531%
Amount of Registration Fee	$ 260,659.11
Offering Note
(1)
The amount registered, maximum aggregate offering price and registration fee have been calculated by converting the amount registered from Euros to U.S. Dollars based upon the Euro to U.S. Dollar exchange rate as of 12:30 PM (New York City time) on April 29, 2025 on the Bloomberg page “BFIX” of €1.00/$1.1415.

Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	3.375% Notes due 2037
Amount Registered | shares	1,426,875,000
Proposed Maximum Offering Price per Unit	0.98859
Maximum Aggregate Offering Price	$ 1,410,594,356.25
Fee Rate	0.01531%
Amount of Registration Fee	$ 215,962
Offering Note
(1)
The amount registered, maximum aggregate offering price and registration fee have been calculated by converting the amount registered from Euros to U.S. Dollars based upon the Euro to U.S. Dollar exchange rate as of 12:30 PM (New York City time) on April 29, 2025 on the Bloomberg page “BFIX” of €1.00/$1.1415.

Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	3.875% Notes due 2045
Amount Registered | shares	1,426,875,000
Proposed Maximum Offering Price per Unit	0.99808
Maximum Aggregate Offering Price	$ 1,424,135,400
Fee Rate	0.01531%
Amount of Registration Fee	$ 218,035.13
Offering Note
(1)
The amount registered, maximum aggregate offering price and registration fee have been calculated by converting the amount registered from Euros to U.S. Dollars based upon the Euro to U.S. Dollar exchange rate as of 12:30 PM (New York City time) on April 29, 2025 on the Bloomberg page “BFIX” of €1.00/$1.1415.

Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.000% Notes due 2054
Amount Registered | shares	1,426,875,000
Proposed Maximum Offering Price per Unit	0.98771
Maximum Aggregate Offering Price	$ 1,409,338,706.25
Fee Rate	0.01531%
Amount of Registration Fee	$ 215,769.76
Offering Note
(1)
The amount registered, maximum aggregate offering price and registration fee have been calculated by converting the amount registered from Euros to U.S. Dollars based upon the Euro to U.S. Dollar exchange rate as of 12:30 PM (New York City time) on April 29, 2025 on the Bloomberg page “BFIX” of €1.00/$1.1415.